Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Details Textual)	12 Months Ended
Dec. 31, 2012
Percentage of Ownership in Wholly on Subsidiary by Parent	100.00%